UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-07946
Eaton Vance Classic Senior Floating Rate
(Exact name of registrant as specified in charter)
The Eaton Vance Building, 255 State Street, Boston, Massachusetts		02109
(Address of principal executive offices)		(Zip code)

Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	November 30

Date of reporting period:	February 28, 2005

Item 1. Schedule of Investments

Eaton Vance Classic Senior Floating-Rate Fund as of February 28, 2005 (Unaudited)

Eaton Vance Classic Senior Floating-Rate Fund (the Fund) invests substantially all of its assets in Senior Debt Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets.  At February 28, 2005, the value of the Fund’s investment in the Portfolio was $1,318,465,759 and the Fund owned approximately 39.5% of the Portfolio’s outstanding interests.  The Portfolio’s Schedule of Investments is set forth below.

Senior Debt Portfolio	as of February 28, 2005
PORTFOLIO OF INVESTMENTS (Unaudited)

Senior, Floating Rate Interests — 90.0% (1)

Principal Amount	Borrower/Tranche Description	Value

Aerospace and Defense — 1.6%
	Alliant Techsystems, Inc.
$9,984,849	Term Loan, 4.36%, Maturing March 31, 2011	$10,142,939
	CACI International, Inc.
5,061,750	Term Loan, 3.95%, Maturing May 3, 2011	5,134,513
	DRS Technologies, Inc.
5,304,611	Term Loan, 4.26%, Maturing November 4, 2010	5,360,145
	DynCorp International, LLC
4,470,000	Term Loan, 7.25%, Maturing February 11, 2011	4,543,567
	K&F Industries, Inc.
2,582,560	Term Loan, 5.08%, Maturing November 18, 2012	2,629,101
	Standard Aero Holdings, Inc.
2,786,657	Term Loan, 4.99%, Maturing August 24, 2012	2,831,070
	Transdigm, Inc.
2,481,250	Term Loan, 4.67%, Maturing July 22, 2010	2,521,570
	United Defense Industries, Inc.
14,330,861	Term Loan, 4.57%, Maturing June 30, 2009	14,498,060
	Vought Aircraft Industries, Inc.
1,000,000	Term Loan, 5.02%, Maturing December 17, 2011	1,015,625
3,305,000	Term Loan, 5.08%, Maturing December 17, 2011	3,358,706
	Wyle Laboratories, Inc.
1,025,000	Term Loan, 5.50%, Maturing January 28, 2011	1,044,540
		53,079,836

Air Transport — 0.2%
	United Airlines, Inc.
7,720,356	DIP Loan, 8.00%, Maturing June 30, 2005	7,800,779
		7,800,779

Automotive — 5.7%
	Accuride Corp.
$10,930,000	Term Loan, 4.88%, Maturing January 31, 2012	$11,059,794
	Affina Group, Inc.
2,239,000	Term Loan, 5.44%, Maturing November 30, 2011	2,276,503
	Citation Corp.
1,516,667	Revolving Loan, 6.44%, Maturing March 31, 2005	1,509,083
10,335,282	Term Loan, 4.35%, Maturing December 1, 2007	8,884,712
	Collins & Aikman Products Co.
8,502,439	Revolving Loan, 6.34%, Maturing August 31, 2009	8,573,289
	CSA Acquisition Corp.
828,000	Term Loan, 4.75%, Maturing December 23, 2011	840,765
1,332,000	Term Loan, 4.75%, Maturing December 23, 2011	1,352,535
	Dayco Products, LLC
8,656,500	Term Loan, 5.37%, Maturing June 23, 2011	8,818,809
	Dura Operating Corp.
1,118,090	Term Loan, 5.05%, Maturing March 31, 2007	1,128,340
	Exide Technologies
4,040,000	Term Loan, 6.02%, Maturing May 5, 2010	4,070,300
4,040,000	Term Loan, 6.02%, Maturing May 5, 2010	4,070,300
	Federal-Mogul Corp.
3,731,418	Term Loan, 4.65%, Maturing February 24, 2005	3,542,515
6,000,000	Term Loan, 4.90%, Maturing February 24, 2005	5,714,250
15,351,062	Term Loan, 6.33%, Maturing February 24, 2005	15,447,006
10,970,268	Revolving Loan, 6.33%, Maturing February 24, 2005	10,997,694
	HLI Operating Co., Inc.
9,731,806	Term Loan, 6.24%, Maturing June 3, 2009	9,950,771
	Key Automotive Group
4,796,401	Term Loan, 5.55%, Maturing June 29, 2010	4,886,333

	Keystone Automotive Operations, Inc.
$2,100,000	Term Loan, 5.07%, Maturing October 30, 2009	$2,123,625
	Meridian Automotive Systems, Inc.
918,063	Term Loan, 6.83%, Maturing April 27, 2010	885,357
	Metaldyne Corp.
10,421,386	Term Loan, 7.06%, Maturing December 31, 2009	10,522,994
	Plastech Engineered Products, Inc.
3,028,017	Term Loan, 5.31%, Maturing March 31, 2010	3,028,017
	Safelite Glass Corp.
1,954,707	Term Loan, 6.56%, Maturing June 30, 2008	1,676,161
3,143,768	Term Loan, 6.56%, Maturing June 30, 2008	2,695,781
	The Goodyear Tire & Rubber Co.
10,500,000	Term Loan, 6.56%, Maturing March 31, 2006	10,611,562
4,300,000	Term Loan, 7.03%, Maturing March 31, 2006	4,353,750
3,000,000	Term Loan, 6.13%, Maturing September 30, 2007	3,025,314
	TI Automotive, Ltd.
9,500,000	Term Loan, 6.03%, Maturing June 30, 2011	9,470,312
	Trimas Corp.
17,211,276	Term Loan, 6.19%, Maturing December 31, 2009	17,490,959
	TRW Automotive, Inc.
6,800,000	Term Loan, 4.33%, Maturing June 30, 2009	6,870,836
11,664,414	Term Loan, 4.38%, Maturing February 27, 2011	11,734,890
	United Components, Inc.
2,256,057	Term Loan, 4.78%, Maturing June 30, 2010	2,291,308
		189,903,865

Beverage and Tobacco — 1.1%
	Constellation Brands, Inc.
18,094,752	Term Loan, 4.40%, Maturing December 22, 2011	18,378,894
	Culligan International Co.
2,600,000	Term Loan, 4.92%, Maturing September 30, 2011	2,644,416

	DS Waters, L.P.
$436,549	Term Loan, 6.85%, Maturing November 7, 2009	$406,755
	Southern Wine & Spirits of America, Inc.
14,281,107	Term Loan, 4.81%, Maturing June 28, 2008	14,493,096
	Sunny Delight Beverages Co.
1,980,000	Term Loan, 6.78%, Maturing August 20, 2010	1,975,050
		37,898,211

Building and Development — 6.1%
	AGBRI Octagon
4,695,097	Term Loan, 4.65%, Maturing May 31, 2005	4,659,884
	Concordia Properties, LLC
2,434,686	Term Loan, 6.06%, Maturing January 31, 2006	2,436,207
	Contech Construction Products, Inc.
1,996,000	Term Loan, 4.94%, Maturing December 7, 2010	2,034,672
	DMB/CHII, LLC
2,688,211	Term Loan, 4.85%, Maturing March 3, 2009	2,694,932
	Formica Corp.
597,359	Term Loan, 7.73%, Maturing June 10, 2010	603,333
740,306	Term Loan, 7.73%, Maturing June 10, 2010	747,709
1,447,594	Term Loan, 7.73%, Maturing June 10, 2010	1,462,070
2,130,853	Term Loan, 7.73%, Maturing June 10, 2010	2,152,162
	FT-FIN Acquisition, LLC
4,590,283	Term Loan, 6.94%, Maturing November 17, 2007	4,601,759
	General Growth Properties, Inc.
995,676	Term Loan, 4.64%, Maturing November 12, 2007	1,005,746
32,600,000	Term Loan, 4.64%, Maturing November 12, 2008	33,146,409
	Landsource Communities, LLC
9,721,000	Term Loan, 5.06%, Maturing March 31, 2010	9,872,891
	LNR Property Corp.
15,820,000	Term Loan, 5.59%, Maturing February 3, 2008	16,070,478

	LNR Property Holdings
$3,390,000	Term Loan, 7.09%, Maturing February 3, 2008	$3,428,137
	Maax Corp.
2,641,725	Term Loan, 5.15%, Maturing June 4, 2011	2,671,444
	Macerich Partnership, L.P.
4,730,400	Revolving Loan, 4.06%, Maturing July 30, 2008	4,730,400
	Mueller Group, Inc.
13,654,588	Term Loan, 5.97%, Maturing April 23, 2011	13,816,736
	NCI Building Systems, Inc.
2,449,250	Term Loan, 4.39%, Maturing June 18, 2010	2,483,694
	Newkirk Master, L.P.
7,937,511	Term Loan, 7.02%, Maturing November 24, 2006	8,056,574
	Newkirk Tender Holdings, LLC
6,988,795	Term Loan, 7.06%, Maturing May 25, 2006	7,058,683
3,833,333	Term Loan, 8.48%, Maturing May 25, 2006	3,871,667
	Nortek, Inc.
6,830,675	Term Loan, 4.75%, Maturing August 27, 2011	6,957,329
	Panolam Industries Holdings
3,583,845	Term Loan, 5.68%, Maturing June 3, 2011	3,633,123
	Ply Gem Industries, Inc.
2,275,000	Term Loan, 4.59%, Maturing February 12, 2011	2,303,437
622,472	Term Loan, 5.28%, Maturing February 12, 2011	630,253
4,239,216	Term Loan, 5.28%, Maturing February 12, 2011	4,292,206
	South Edge, LLC
1,925,000	Term Loan, 4.44%, Maturing October 31, 2007	1,937,634
4,475,000	Term Loan, 4.69%, Maturing October 31, 2009	4,521,151
	St. Marys Cement, Inc.
2,625,987	Term Loan, 4.56%, Maturing December 4, 2010	2,665,377
	Sugarloaf Mills, LLC
5,400,000	Term Loan, 5.40%, Maturing April 7, 2008	5,400,000

	The Woodlands Community Property Co.
$3,707,000	Term Loan, 5.00%, Maturing November 30, 2007	$3,739,436
1,157,000	Term Loan, 7.13%, Maturing November 30, 2007	1,174,355
	Tousa/Kolter, LLC
6,422,000	Term Loan, 4.19%, Maturing January 7, 2008	6,454,110
	Tower Financing, LLC
7,450,000	Term Loan, 6.02%, Maturing July 9, 2008	7,459,312
	W9, GPT Real Estate, L.P.
2,810,458	Term Loan, 4.64%, Maturing March 27, 2006	2,810,458
	Whitehall Street Real Estate, L.P.
8,636,780	Term Loan, 6.33%, Maturing September 11, 2006 (2)	8,829,381
	Wilmorite Holdings, L.P.
12,624,750	Term Loan, 5.38%, Maturing March 31, 2006	12,687,874
		203,101,023

Business Equipment and Services — 2.2%
	Allied Security Holdings, LLC
3,330,333	Term Loan, 6.81%, Maturing June 30, 2010	3,388,614
	Baker & Taylor, Inc.
5,966,000	Revolving Loan, 5.01%, Maturing May 6, 2011	5,906,340
3,100,000	Term Loan, 9.35%, Maturing May 6, 2011	3,127,125
	Buhrmann US, Inc.
6,843,331	Term Loan, 4.94%, Maturing December 31, 2010	6,993,029
	Global Imaging Systems, Inc.
1,395,473	Term Loan, 4.66%, Maturing May 10, 2010	1,413,353
	Identity Group, Inc.
5,210,308	Term Loan, 4.99%, Maturing April 30, 2007 (2)	4,168,246
	Info USA, Inc.
2,175,000	Term Loan, 5.25%, Maturing June 9, 2010	2,202,187
	Iron Mountain, Inc.
9,706,124	Term Loan, 4.19%, Maturing April 2, 2011	9,784,986
16,544,667	Term Loan, 4.22%, Maturing April 2, 2011	16,706,672

	Language Line, Inc.
$9,089,342	Term Loan, 6.77%, Maturing June 11, 2011	$9,218,111
	Mitchell International, Inc.
1,337,175	Term Loan, 5.55%, Maturing August 13, 2011	1,360,576
997,494	Term Loan, 8.80%, Maturing August 13, 2012	1,053,603
	Quintiles Transnational Corp.
6,863,125	Term Loan, 6.82%, Maturing September 25, 2009	6,991,809
	United Online, Inc.
1,520,000	Term Loan, 5.90%, Maturing December 13, 2008	1,544,700
	Williams Scotsman, Inc.
992,347	Term Loan, 5.38%, Maturing December 31, 2006	1,005,992
		74,865,343

Cable and Satellite Television — 4.2%
	Atlantic Broadband Finance, LLC
5,854,353	Term Loan, 5.69%, Maturing February 10, 2011	5,978,758
	Bragg Communication, Inc.
3,392,950	Term Loan, 4.90%, Maturing August 31, 2011	3,452,327
	Bresnan Communications, LLC
4,500,000	Term Loan, 6.04%, Maturing September 30, 2010	4,575,235
	Canadian Cable Acquisition Co., Inc.
4,716,300	Term Loan, 5.56%, Maturing July 30, 2011	4,770,835
	Cebridge Connections, Inc.
4,838,438	Term Loan, 5.56%, Maturing February 23, 2009	4,856,582
	Charter Communications Operating, LLC
48,481,375	Term Loan, 5.98%, Maturing April 27, 2011	48,707,638
	Insight Midwest Holdings, LLC
9,999,000	Term Loan, 5.44%, Maturing December 31, 2009	10,186,481
6,583,500	Term Loan, 5.44%, Maturing December 31, 2009	6,705,400
	Mediacom Broadband
1,990,000	Term Loan, 5.00%, Maturing September 30, 2010	2,023,581

	Mediacom Illinois, LLC
$5,000,000	Term Loan, 3.62%, Maturing September 30, 2012	$4,962,500
9,100,000	Term Loan, 4.88%, Maturing March 31, 2013	9,224,315
	NTL, Inc.
7,950,000	Term Loan, 5.20%, Maturing April 13, 2012	8,099,062
	Panamsat Corp.
16,503,173	Term Loan, 5.25%, Maturing August 20, 2011	16,783,248
	Telewest Global Finance, LLC
985,000	Term Loan, 4.58%, Maturing December 22, 2012	997,928
760,000	Term Loan, 5.08%, Maturing December 22, 2013	770,608
	UGS Corp.
7,064,500	Term Loan, 4.83%, Maturing May 27, 2011	7,192,544
		139,287,042

Chemicals and Plastics — 4.1%
	Brenntag AG
8,040,000	Term Loan, 4.73%, Maturing December 9, 2011	8,187,397
	Hercules, Inc.
2,779,000	Term Loan, 3.99%, Maturing October 8, 2010	2,815,908
	Huntsman International, LLC
27,572,462	Term Loan, 5.00%, Maturing December 31, 2010	28,103,232
	Huntsman, LLC
6,850,000	Term Loan, 6.05%, Maturing March 31, 2010	6,984,431
	Innophos, Inc.
1,581,794	Term Loan, 3.87%, Maturing August 13, 2010	1,609,475
	Invista B.V.
12,784,765	Term Loan, 5.31%, Maturing April 29, 2011	13,000,508
5,768,177	Term Loan, 5.31%, Maturing April 29, 2011	5,865,515
	ISP Chemco, Inc.
5,458,750	Term Loan, 4.40%, Maturing March 27, 2011	5,525,849
	Kraton Polymer
5,393,871	Term Loan, 5.33%, Maturing December 5, 2008	5,486,015

	Mosaic Co.
$5,245,000	Term Loan, 4.22%, Maturing June 15, 2007	$5,245,000
	Nalco Co.
17,812,429	Term Loan, 4.64%, Maturing November 4, 2010	18,166,202
	Niagara Acquisition, Inc.
1,910,000	Term Loan, 4.75%, Maturing February 11, 2012	1,944,619
	Professional Paint, Inc.
1,545,438	Term Loan, 5.74%, Maturing September 30, 2011	1,568,619
	Resolution Specialty Materials
3,152,100	Term Loan, 5.19%, Maturing August 2, 2010	3,195,441
	Rockwood Specialties Group, Inc.
13,585,000	Term Loan, 4.95%, Maturing July 30, 2012	13,817,888
	Solo Cup Co.
9,544,793	Term Loan, 4.99%, Maturing February 27, 2011	9,738,677
	Wellman, Inc.
5,400,000	Term Loan, 6.16%, Maturing February 10, 2009	5,490,002
		136,744,778

Clothing/Textiles — 0.4%
	Joan Fabrics Corp.
243,334	Term Loan, 6.00%, Maturing June 30, 2005	233,601
594,160	Term Loan, 6.00%, Maturing June 30, 2006	570,394
	Propex Fabrics, Inc.
3,285,000	Term Loan, 4.70%, Maturing December 1, 2011	3,305,531
	SI Corp.
388,350	Revolving Loan, 8.75%, Maturing December 2, 2009	378,641
5,766,279	Term Loan, 6.61%, Maturing December 9, 2009	5,863,585
	St. John Knits International, Inc.
3,299,375	Term Loan, 6.06%, Maturing July 31, 2007	3,333,055
		13,684,807

Conglomerates — 1.6%
	Amsted Industries, Inc.
$11,262,972	Term Loan, 5.43%, Maturing October 15, 2010	$11,484,718
	Blount, Inc.
3,870,310	Term Loan, 5.08%, Maturing August 9, 2010	3,936,427
	Goodman Global Holdings, Inc.
4,380,000	Term Loan, 4.81%, Maturing December 23, 2011	4,459,387
	Johnson Diversey, Inc.
6,796,678	Term Loan, 4.43%, Maturing November 30, 2009	6,929,424
	Polymer Group, Inc.
7,225,167	Term Loan, 5.78%, Maturing April 27, 2010	7,329,028
1,000,000	Term Loan, 8.78%, Maturing April 27, 2011	1,022,500
	PP Acquisition Corp.
7,012,500	Term Loan, 4.83%, Maturing November 12, 2011	7,100,156
	Rexnord Corp.
5,074,048	Term Loan, 5.46%, Maturing November 30, 2009	5,124,788
	Roper Industries, Inc.
6,417,537	Term Loan, 3.72%, Maturing December 13, 2009	6,460,323
		53,846,751

Containers and Glass Products — 4.6%
	Berry Plastics Corp.
10,083,003	Term Loan, 4.22%, Maturing July 22, 2010	10,240,550
	BWAY Corp.
1,931,300	Term Loan, 4.75%, Maturing June 30, 2011	1,962,684
	Celanese AG
15,188,931	Term Loan, 4.81%, Maturing April 6, 2011	15,511,696
	Consolidated Container Holding, LLC
3,880,500	Term Loan, 5.13%, Maturing December 15, 2008	3,931,432
	Dr. Pepper/Seven Up Bottling Group, Inc.
8,793,799	Term Loan, 4.47%, Maturing December 19, 2010	8,960,881
	Graham Packaging Holdings Co.
14,250,000	Term Loan, 5.09%, Maturing October 7, 2011	14,527,875

	Graphic Packaging International, Inc.
$26,051,358	Term Loan, 5.14%, Maturing August 8, 2009	$26,543,077
	Greif Bros. Corp.
1,935,575	Term Loan, 3.63%, Maturing August 31, 2008	1,947,673
	Impress Metal Packaging
5,713,671	Term Loan, 6.65%, Maturing December 31, 2006	5,742,240
	IPG (US), Inc.
3,521,175	Term Loan, 4.79%, Maturing July 28, 2011	3,591,598
	Kranson Industries, Inc.
2,328,300	Term Loan, 5.31%, Maturing July 30, 2011	2,363,224
	Owens-Illinois, Inc.
4,125,000	Term Loan, 4.95%, Maturing April 1, 2007	4,197,703
2,227,274	Term Loan, 5.23%, Maturing April 1, 2008	2,268,757
	Printpack Holdings, Inc.
5,867,515	Term Loan, 4.38%, Maturing April 30, 2009	5,970,197
	Silgan Holdings, Inc.
20,945,728	Term Loan, 4.33%, Maturing December 31, 2008	21,240,288
	Smurfit-Stone Container Corp.
1,920,964	Term Loan, 2.10%, Maturing November 1, 2011	1,955,182
4,879,676	Term Loan, 4.44%, Maturing November 1, 2011	4,963,851
15,351,972	Term Loan, 4.57%, Maturing November 1, 2011	15,614,230
	U.S. Can Corp.
1,985,000	Term Loan, 6.40%, Maturing January 10, 2010	1,997,406
		153,530,544

Cosmetics/Toiletries — 0.7%
	Church & Dwight Co., Inc.
13,691,697	Revolving Loan, 4.31%, Maturing May 30, 2011	13,894,225
	Prestige Brands, Inc.
6,478,556	Term Loan, 5.29%, Maturing April 7, 2011	6,585,180
	Revlon Consumer Products Corp.
1,750,000	Term Loan, 8.51%, Maturing July 9, 2010	1,829,480
		22,308,885

Drugs — 0.6%
	Herbalife International, Inc.
$2,035,000	Term Loan, 5.16%, Maturing December 21, 2010	$2,069,341
	Warner Chilcott Corp.
4,243,518	Term Loan, 5.23%, Maturing January 18, 2012	4,289,136
1,960,386	Term Loan, 5.23%, Maturing January 18, 2012	1,981,460
10,531,096	Term Loan, 5.23%, Maturing January 18, 2012	10,644,306
		18,984,243

Ecological Services and Equipment — 1.4%
	Alderwoods Group, Inc.
2,739,726	Term Loan, 4.63%, Maturing September 29, 2009	2,789,384
	Allied Waste Industries, Inc.
3,952,929	Term Loan, 3.90%, Maturing January 15, 2009	3,964,048
21,915,222	Term Loan, 5.13%, Maturing January 15, 2010	21,990,567
	Casella Waste Systems, Inc.
6,272,000	Term Loan, 5.14%, Maturing January 24, 2010	6,352,363
	Environmental Systems, Inc.
4,165,275	Term Loan, 6.12%, Maturing December 12, 2008	4,217,341
500,000	Term Loan, 12.49%, Maturing December 12, 2010	516,875
	National Waterworks, Inc.
4,285,714	Term Loan, 5.06%, Maturing November 22, 2009	4,360,714
	Sensus Metering Systems, Inc.
511,304	Term Loan, 4.92%, Maturing December 17, 2010	516,950
3,408,696	Term Loan, 5.16%, Maturing December 17, 2010	3,446,334
		48,154,576

Electronics/Electrical — 2.2%
	AMI Semiconductor
1,481,250	Term Loan, 5.08%, Maturing September 30, 2008	1,499,766
	Amphenol Corp.
11,422,995	Term Loan, 3.79%, Maturing May 6, 2010	11,590,776

	Communications & Power, Inc.
$3,212,698	Term Loan, 4.93%, Maturing July 23, 2010	$3,259,382
	Enersys Capital, Inc.
3,681,500	Term Loan, 4.27%, Maturing March 17, 2011	3,736,722
	Fairchild Semiconductor Corp.
4,629,500	Term Loan, 4.69%, Maturing June 19, 2008	4,681,582
4,445,000	Term Loan, 4.69%, Maturing December 31, 2010	4,495,006
	Invensys International Holding
10,271,332	Term Loan, 6.09%, Maturing September 5, 2009	10,457,499
	Memec Group, Ltd.
4,775,000	Term Loan, 5.06%, Maturing June 15, 2009	4,758,287
	Panavision, Inc.
8,922,238	Term Loan, 8.48%, Maturing January 12, 2007	9,033,766
	Rayovac Corp.
11,550,000	Term Loan, 4.56%, Maturing February 7, 2012	11,782,802
	Seagate Technology Holdings
2,453,100	Term Loan, 4.56%, Maturing November 22, 2006	2,495,647
	Security Co, Inc.
4,676,500	Term Loan, 6.44%, Maturing June 28, 2010	4,734,956
	Vertafore, Inc.
2,320,000	Term Loan, 5.27%, Maturing December 22, 2010	2,346,100
		74,872,291

Equipment Leasing — 0.4%
	Ashtead Group, PLC
2,290,000	Term Loan, 4.81%, Maturing November 12, 2009	2,326,736
	United Rentals, Inc.
1,726,985	Term Loan, 3.36%, Maturing February 14, 2011	1,754,510
9,500,984	Term Loan, 4.81%, Maturing February 14, 2011	9,673,189
		13,754,435

Farming/Agriculture — 0.2%
	Central Garden & Pet Co.
$4,970,000	Term Loan, 4.33%, Maturing May 19, 2009	$5,007,275
	The Scotts Co.
3,076,120	Term Loan, 4.06%, Maturing September 30, 2010	3,119,789
		8,127,064

Financial Intermediaries — 1.0%
	AIMCO Properties, L.P.
14,100,000	Term Loan, 4.18%, Maturing November 2, 2009	14,382,000
	Coinstar, Inc.
1,920,559	Term Loan, 4.84%, Maturing July 7, 2011	1,954,169
	Corrections Corp. of America
7,126,677	Term Loan, 4.86%, Maturing March 31, 2008	7,246,940
	Refco Group Ltd., LLC
9,354,888	Term Loan, 5.27%, Maturing August 5, 2011	9,487,025
		33,070,134

Food Products — 1.9%
	Acosta Sales Co., Inc.
4,094,425	Term Loan, 4.62%, Maturing August 13, 2010	4,162,241
	American Seafoods Holdings, LLC
944,142	Term Loan, 5.56%, Maturing September 30, 2007	945,912
4,800,015	Term Loan, 5.81%, Maturing March 31, 2009	4,872,015
	Del Monte Corp.
3,150,000	Term Loan, 4.27%, Maturing February 8, 2012	3,191,737
	Doane Pet Care Co.
4,189,500	Term Loan, 6.43%, Maturing November 5, 2009	4,265,435
	Dole Food Co., Inc.
1,457,143	Term Loan, 4.80%, Maturing September 29, 2008	1,481,049
	Interstate Brands Corp.
3,125,000	Term Loan, 6.05%, Maturing July 19, 2006	3,083,334
4,532,404	Term Loan, 5.97%, Maturing July 19, 2007	4,474,335
1,780,140	Term Loan, 6.65%, Maturing July 19, 2007	1,755,293

	Merisant Co.
$5,094,785	Term Loan, 5.48%, Maturing January 31, 2010	$5,104,338
	Michael Foods, Inc.
2,068,409	Term Loan, 5.07%, Maturing November 20, 2010	2,105,899
4,000,000	Term Loan, 6.59%, Maturing November 20, 2011	4,120,000
	Nash-Finch Co.
3,870,000	Term Loan, 4.75%, Maturing November 12, 2010	3,923,212
	Pinnacle Foods Holdings Corp.
247,253	Revolving Loan, 5.76%, Maturing November 25, 2009	242,308
10,177,678	Term Loan, 5.81%, Maturing November 25, 2010	10,224,322
2,873,697	Term Loan, 5.81%, Maturing November 25, 2010	2,873,697
	Reddy Ice Group, Inc.
248,116	Term Loan, 5.08%, Maturing July 31, 2009	249,976
2,225,597	Term Loan, 5.08%, Maturing July 31, 2009	2,242,289
	Seminis Vegetable Seeds, Inc.
2,950,097	Term Loan, 4.46%, Maturing September 30, 2009	2,961,774
		62,279,166

Food Service — 2.0%
	AFC Enterprises, Inc.
1,811,052	Term Loan, 5.78%, Maturing May 23, 2009	1,825,201
	Buffets, Inc.
931,818	Term Loan, 5.70%, Maturing June 28, 2009	939,583
7,215,853	Term Loan, 6.27%, Maturing June 28, 2009	7,275,983
	Carrols Corp.
1,970,000	Term Loan, 5.06%, Maturing May 31, 2010	2,006,116
	CKE Restaurants, Inc.
2,320,893	Term Loan, 4.94%, Maturing May 1, 2010	2,355,706
	Denny’s, Inc.
4,040,000	Term Loan, 5.73%, Maturing September 21, 2009	4,147,315
	Domino’s, Inc.
21,027,819	Term Loan, 4.31%, Maturing June 25, 2010	21,373,895

	Gate Gourmet Borrower, LLC
$8,464,500	Term Loan, 10.50%, Maturing December 31, 2008	$8,221,146
	Jack in the Box, Inc.
7,672,502	Term Loan, 4.75%, Maturing January 8, 2011	7,785,195
	Maine Beverage Co., LLC
2,678,571	Term Loan, 5.89%, Maturing June 30, 2010	2,691,964
	Weight Watchers International, Inc.
535,714	Revolving Loan, 4.32%, Maturing March 31, 2009	535,379
2,992,500	Term Loan, 4.16%, Maturing March 31, 2010	3,027,413
4,112,067	Term Loan, 4.25%, Maturing March 31, 2010	4,160,042
		66,344,938

Food/Drug Retailers — 2.3%
	Cumberland Farms, Inc.
1,937,811	Term Loan, 4.63%, Maturing September 8, 2008	1,937,811
9,323,587	Term Loan, 5.10%, Maturing September 8, 2008	9,399,341
	General Nutrition Centers, Inc.
2,769,627	Term Loan, 5.55%, Maturing December 5, 2009	2,811,172
	Giant Eagle, Inc.
16,765,213	Term Loan, 4.39%, Maturing August 6, 2009	16,985,256
	Rite Aid Corp.
5,572,000	Term Loan, 4.24%, Maturing September 22, 2009	5,625,982
	Roundy’s, Inc.
21,693,750	Term Loan, 4.26%, Maturing June 6, 2009	21,910,688
	The Jean Coutu Group (PJC), Inc.
11,392,750	Term Loan, 5.00%, Maturing July 30, 2011	11,609,030
	The Pantry, Inc.
6,987,304	Term Loan, 4.83%, Maturing March 12, 2011	7,107,402
		77,386,682

Forest Products — 1.2%
	Appleton Papers, Inc.
$7,323,200	Term Loan, 4.56%, Maturing June 11, 2010	$7,410,163
	Boise Cascade Holdings, LLC
13,678,758	Term Loan, 4.84%, Maturing September 29, 2010	13,946,355
	Buckeye Technologies, Inc.
2,995,842	Term Loan, 4.71%, Maturing April 15, 2010	3,033,290
	Koch Cellulose, LLC
1,760,202	Term Loan, 4.39%, Maturing May 7, 2011	1,791,006
6,997,821	Term Loan, 4.80%, Maturing May 7, 2011	7,120,282
	RLC Industries Co.
6,844,544	Term Loan, 4.08%, Maturing February 24, 2010	6,870,211
		40,171,307

Healthcare — 5.7%
	Accredo Health, Inc.
7,426,325	Term Loan, 4.48%, Maturing April 30, 2011	7,468,100
	Advanced Medical Optics, Inc.
1,644,895	Term Loan, 4.49%, Maturing June 25, 2009	1,663,915
	Alliance Imaging, Inc.
7,281,523	Term Loan, 4.92%, Maturing June 10, 2008	7,390,746
	AMR Holdco, Inc.
2,810,000	Term Loan, 5.60%, Maturing February 10, 2012	2,863,567
	Ardent Health Services, Inc.
4,389,000	Term Loan, 4.80%, Maturing July 12, 2011	4,450,723
	Colgate Medical, Ltd.
1,744,318	Term Loan, 4.55%, Maturing December 30, 2008	1,769,393
	Community Health Systems, Inc.
33,816,648	Term Loan, 4.15%, Maturing August 19, 2011	34,241,993
	Concentra Operating Corp.
9,505,732	Term Loan, 5.05%, Maturing June 30, 2009	9,648,318
	Conmed Corp.
3,314,473	Term Loan, 4.95%, Maturing December 31, 2007	3,355,904
	Cross Country Healthcare, Inc.
932,146	Term Loan, 5.64%, Maturing June 5, 2009	943,798

	DaVita, Inc.
$21,797,076	Term Loan, 4.52%, Maturing March 31, 2009	$21,878,815
3,990,000	Term Loan, 4.27%, Maturing July 20, 2010	4,010,947
	DJ Orthopedics, Inc.
1,462,013	Term Loan, 4.83%, Maturing May 15, 2009	1,487,598
	Encore Medical IHC, Inc.
5,100,000	Term Loan, 5.42%, Maturing October 4, 2010	5,186,062
	Envision Worldwide, Inc.
4,038,750	Term Loan, 7.39%, Maturing September 30, 2010	4,048,847
	Express Scripts, Inc.
10,173,125	Term Loan, 3.70%, Maturing February 13, 2010	10,270,614
	FHC Health Systems, Inc.
1,276,786	Term Loan, 8.40%, Maturing December 18, 2009	1,295,938
893,750	Term Loan, 10.40%, Maturing December 18, 2009	904,922
	Fisher Scientific International, Inc.
1,990,000	Term Loan, 4.08%, Maturing August 2, 2011	2,008,242
	Iasis Healthcare, LLC
497,500	Term Loan, 4.81%, Maturing June 16, 2011	505,325
	Kinetic Concepts, Inc.
6,405,678	Term Loan, 4.31%, Maturing October 3, 2009	6,469,735
	Knowledge Learning Corp.
13,062,593	Term Loan, 5.05%, Maturing January 7, 2012	13,187,771
	Leiner Health Products, Inc.
3,233,750	Term Loan, 5.56%, Maturing May 27, 2011	3,282,256
	Magellan Health Services, Inc.
1,749,249	Term Loan, 4.68%, Maturing August 15, 2008	1,775,488
2,973,724	Term Loan, 4.74%, Maturing August 15, 2008	3,018,330
	Medcath Holdings Corp.
2,557,150	Term Loan, 5.12%, Maturing July 2, 2011	2,594,709
	National Mentor, Inc.
2,443,875	Term Loan, 5.48%, Maturing September 30, 2011	2,491,225

	SFBC International, Inc.
$1,490,000	Term Loan, 5.61%, Maturing December 21, 2011	$1,516,075
	Sunrise Medical Holdings, Inc.
3,985,000	Term Loan, 5.81%, Maturing May 13, 2010	4,029,831
	Sybron Dental Management, Inc.
1,119,277	Term Loan, 4.26%, Maturing June 6, 2009	1,126,797
	Team Health, Inc.
7,018,900	Term Loan, 5.81%, Maturing March 23, 2011	7,053,995
	Triad Hospitals Holdings, Inc.
8,148,744	Term Loan, 4.83%, Maturing March 31, 2008	8,295,877
	Vanguard Health Holding Co., LLC
4,049,850	Term Loan, 5.79%, Maturing September 23, 2011	4,132,115
	Vicar Operating, Inc.
1,697,175	Term Loan, 4.38%, Maturing September 30, 2008	1,722,633
	VWR International, Inc.
5,049,784	Term Loan, 5.17%, Maturing April 7, 2011	5,145,098
		191,235,702

Home Furnishings — 1.6%
	General Binding Corp.
6,272,000	Term Loan, 6.85%, Maturing January 15, 2008	6,295,520
	Interline Brands, Inc.
3,423,913	Term Loan, 4.81%, Maturing December 31, 2010	3,466,712
	Jarden Corp.
10,365,000	Term Loan, 6.25%, Maturing January 24, 2012	10,535,587
	Juno Lighting, Inc.
2,437,555	Term Loan, 5.07%, Maturing November 21, 2010	2,486,306
	Knoll, Inc.
10,002,918	Term Loan, 5.40%, Maturing September 30, 2011	10,102,947
	Oreck Corp.
1,405,000	Term Loan, 5.34%, Maturing February 2, 2012	1,428,709
	Sealy Mattress Co.
7,209,267	Term Loan, 4.54%, Maturing April 6, 2012	7,323,411

	Simmons Co.
$8,365,185	Term Loan, 5.67%, Maturing December 19, 2011	$8,522,032
	Termpur-Pedic, Inc.
1,970,000	Term Loan, 4.81%, Maturing June 30, 2009	1,988,469
		52,149,693

Industrial Equipment — 1.4%
	Alliance Laundry Holdings, LLC
1,920,000	Term Loan, 4.84%, Maturing January 27, 2012	1,944,801
	Bucyrus International, Inc.
682,500	Term Loan, 4.58%, Maturing July 28, 2010	696,150
	Chart Industries, Inc.
5,677,250	Term Loan, 5.63%, Maturing September 15, 2009	5,712,733
	Colfax Corp.
2,891,373	Term Loan, 4.81%, Maturing November 30, 2011	2,928,721
	Douglas Dynamics Holdings, Inc.
2,000,000	Term Loan, 4.51%, Maturing December 16, 2010	2,015,000
	Flowserve Corp.
1,465,787	Term Loan, 5.13%, Maturing June 30, 2007	1,480,749
6,355,095	Term Loan, 5.36%, Maturing June 30, 2009	6,462,338
	Gleason Corp.
1,620,000	Term Loan, 5.21%, Maturing July 27, 2011	1,640,250
	Itron, Inc.
1,460,270	Term Loan, 4.83%, Maturing December 17, 2010	1,476,089
	Maxim Crane Works, L.P.
3,320,000	Term Loan, 5.38%, Maturing January 28, 2010	3,398,850
	MTD Products, Inc.
2,994,950	Term Loan, 4.63%, Maturing June 1, 2010	3,032,387
	SPX Corp.
14,398,090	Term Loan, 4.63%, Maturing September 30, 2009	14,491,678
		45,279,746

Insurance — 1.1%
	Alliant Resources Group, Inc.
$4,572,025	Term Loan, 5.67%, Maturing August 31, 2011	$4,577,740
	CCC Information Services Group
5,042,773	Term Loan, 5.56%, Maturing August 20, 2010	5,105,808
	Conseco, Inc.
12,480,000	Term Loan, 6.08%, Maturing June 22, 2010	12,737,400
	Hilb, Rogal & Hobbs Co.
7,109,375	Term Loan, 4.81%, Maturing December 15, 2011	7,224,902
	U.S.I. Holdings Corp.
2,955,000	Term Loan, 5.23%, Maturing August 11, 2007	2,970,700
4,550,000	Term Loan, 5.27%, Maturing August 11, 2008	4,574,174
		37,190,724

Leisure Goods/Activities/Movies — 4.4%
	Alliance Atlantis Communications, Inc.
2,269,000	Term Loan, 4.29%, Maturing December 31, 2011	2,305,871
	AMF Bowling Worldwide, Inc.
3,085,346	Term Loan, 5.52%, Maturing August 27, 2009	3,107,524
	Cinemark, Inc.
12,902,500	Term Loan, 4.35%, Maturing March 31, 2011	13,128,294
	Hollywood Entertainment Corp.
2,656,250	Term Loan, 6.08%, Maturing March 31, 2008	2,674,512
	Loews Cineplex Entertainment Corp.
10,179,488	Term Loan, 4.64%, Maturing July 30, 2011	10,356,041
	Metro-Goldwyn-Mayer Studios, Inc.
32,368,875	Term Loan, 5.06%, Maturing April 30, 2011	32,454,847
	New England Sports Ventures
6,944,000	Term Loan, 3.35%, Maturing February 28, 2005	6,944,000
	Regal Cinemas Corp.
27,200,791	Term Loan, 4.56%, Maturing November 10, 2010	27,620,934

	Six Flags Theme Parks, Inc.
$2,715,417	Revolving Loan, 5.05%, Maturing June 30, 2008	$2,657,714
13,977,704	Term Loan, 4.90%, Maturing June 30, 2009	14,229,303
	Universal City Development Partners, Ltd.
6,760,000	Term Loan, 4.58%, Maturing June 9, 2011	6,878,300
	WMG Acquisition Corp.
21,037,500	Term Loan, 5.21%, Maturing February 28, 2011	21,399,093
	Yankees Holdings & YankeeNets, LLC
1,290,143	Term Loan, 4.77%, Maturing June 25, 2007	1,313,527
2,814,857	Term Loan, 5.01%, Maturing June 25, 2007	2,865,876
		147,935,836

Lodging and Casinos — 3.1%
	Alliance Gaming Corp.
11,760,618	Term Loan, 4.90%, Maturing September 5, 2009	11,831,676
	Ameristar Casinos, Inc.
1,774,000	Term Loan, 4.63%, Maturing December 31, 2006	1,802,828
2,736,205	Term Loan, 4.63%, Maturing December 31, 2006	2,781,809
	Argosy Gaming Co.
6,882,750	Term Loan, 4.31%, Maturing June 30, 2011	6,932,223
	Boyd Gaming Corp.
19,128,875	Term Loan, 4.23%, Maturing June 30, 2011	19,403,853
	Choctaw Resort Development Enterprise
1,726,330	Term Loan, 5.02%, Maturing November 4, 2011	1,754,383
	CNL Hospitality Partners, L.P.
3,610,791	Term Loan, 4.90%, Maturing October 13, 2006	3,683,007
	CNL Resort Hotel, L.P.
5,050,000	Term Loan, 5.59%, Maturing August 18, 2006	5,050,000
	Globalcash Access, LLC
3,976,202	Term Loan, 5.33%, Maturing March 10, 2010	4,006,023

	Green Valley Ranch Gaming, LLC
$992,500	Term Loan, 4.50%, Maturing December 31, 2010	$1,006,147
	Herbst Gaming, Inc.
1,365,000	Term Loan, 4.89%, Maturing January 31, 2011	1,386,755
	Isle of Capri Casinos, Inc.
8,250,000	Term Loan, 4.34%, Maturing February 4, 2012	8,368,594
	Marina District Finance Co., Inc.
10,085,000	Term Loan, 3.93%, Maturing October 14, 2011	10,198,456
	Penn National Gaming, Inc.
450,939	Term Loan, 5.07%, Maturing July 31, 2006	453,194
	Pinnacle Entertainment, Inc.
4,490,000	Term Loan, 5.58%, Maturing August 27, 2010	4,557,350
	Seminole Tribe of Florida
1,975,000	Term Loan, 4.88%, Maturing September 30, 2011	1,994,750
	Venetian Casino Resort, LLC
10,981,197	Term Loan, 4.37%, Maturing June 15, 2011	11,077,282
	Wyndham International, Inc.
1,489,786	Term Loan, 8.19%, Maturing December 31, 2004	1,496,304
1,856,487	Term Loan, 7.19%, Maturing June 30, 2006	1,867,123
	Wynn Las Vegas, LLC
2,477,500	Term Loan, 4.66%, Maturing December 14, 2011	2,520,470
		102,172,227

Nonferrous Metals/Minerals — 1.6%
	Compass Minerals Group, Inc.
321,256	Term Loan, 4.80%, Maturing November 28, 2009	326,075
	Consol Energy, Inc.
4,515,000	Term Loan, 4.89%, Maturing June 30, 2010	4,522,057
	Foundation Coal Corp.
170,000	Revolving Loan, 0.10%, Maturing July 30, 2009	169,044
5,439,149	Term Loan, 4.73%, Maturing July 30, 2011	5,533,654
	ICG, LLC
3,067,313	Term Loan, 5.36%, Maturing November 5, 2010	3,117,156

	International Mill Service, Inc.
$8,615,000	Term Loan, 5.08%, Maturing December 31, 2010	$8,765,763
	Magnequench, Inc.
4,544,310	Term Loan, 9.92%, Maturing September 30, 2009	4,578,393
250,000	Term Loan, 13.42%, Maturing December 31, 2009	252,500
	Novelis, Inc.
4,817,692	Term Loan, 4.13%, Maturing January 6, 2012	4,898,388
8,367,308	Term Loan, 4.13%, Maturing January 6, 2012	8,507,460
	Severstal North America, Inc.
1,384,922	Revolving Loan, 5.63%, Maturing April 7, 2007	1,382,325
	Stillwater Mining Co.
247,500	Revolving Loan, 2.52%, Maturing June 30, 2007	244,716
12,211,021	Term Loan, 5.88%, Maturing June 30, 2007	12,485,769
		54,783,300

Oil and Gas — 3.7%
	Columbia Natural Resources, LLC
20,188,235	Revolving Loan, 3.59%, Maturing January 19, 2010	20,163,000
	Dresser Rand Group, Inc.
3,725,038	Term Loan, 4.56%, Maturing October 29, 2011	3,794,883
	Dresser, Inc.
3,363,837	Term Loan, 4.97%, Maturing April 10, 2009	3,407,987
	Dynegy Holdings, Inc.
10,517,150	Term Loan, 6.39%, Maturing May 28, 2010	10,714,347
	El Paso Corp.
11,900,333	Term Loan, 5.19%, Maturing November 23, 2009	12,123,464
7,168,875	Term Loan, 5.27%, Maturing November 23, 2009	7,292,653
	Getty Petroleum Marketing, Inc.
6,520,167	Term Loan, 5.80%, Maturing May 19, 2010	6,646,495
	Lyondell-Citgo Refining, L.P.
5,671,500	Term Loan, 4.59%, Maturing May 21, 2007	5,735,304

	Magellan Midstream Holdings, L.P.
$5,731,565	Term Loan, 5.09%, Maturing December 10, 2011	$5,817,539
	Mainline, L.P.
2,400,000	Term Loan, 4.90%, Maturing December 17, 2011	2,439,000
	Pride Offshore, Inc.
3,561,600	Term Loan, 4.15%, Maturing July 7, 2011	3,625,413
	Semgroup, L.P.
3,675,788	Term Loan, 5.74%, Maturing August 27, 2010	3,729,777
	Sprague Energy Corp.
12,000,000	Revolving Loan, 4.54%, Maturing August 10, 2007	11,970,000
	The Premcor Refining Group, Inc.
11,700,000	Term Loan, 4.17%, Maturing April 13, 2009	11,868,188
	Universal Compression, Inc.
3,500,000	Term Loan, 4.34%, Maturing February 15, 2012	3,555,234
	Williams Production RMT Co.
9,424,565	Term Loan, 4.99%, Maturing May 30, 2007	9,581,644
		122,464,928

Publishing — 7.0%
	Advanstar Communications, Inc.
1,704,441	Term Loan, 7.08%, Maturing November 17, 2007	1,716,870
	Advertising Directory Solution
2,280,000	Term Loan, 6.23%, Maturing May 9, 2010	2,349,351
8,965,000	Term Loan, 4.48%, Maturing November 9, 2011	9,095,737
	American Media Operations, Inc.
185,785	Term Loan, 5.04%, Maturing April 1, 2006	185,553
16,677,376	Term Loan, 5.31%, Maturing April 1, 2008	16,953,603
	CBD Media, LLC
3,382,500	Term Loan, 5.09%, Maturing December 31, 2009	3,432,534
	Dex Media East, LLC
7,417,743	Term Loan, 4.28%, Maturing November 8, 2008	7,520,768
5,500,435	Term Loan, 4.14%, Maturing May 8, 2009	5,581,379

	Dex Media West, LLC
$4,880,655	Term Loan, 4.60%, Maturing September 9, 2009	$4,950,136
16,401,864	Term Loan, 4.45%, Maturing March 9, 2010	16,650,680
	Freedom Communications
10,665,000	Term Loan, 4.40%, Maturing May 18, 2012	10,842,306
	Herald Media, Inc.
1,393,000	Term Loan, 5.03%, Maturing July 22, 2011	1,418,684
	Journal Register Co.
21,468,114	Term Loan, 4.03%, Maturing August 12, 2012	21,635,845
	Lamar Media Corp.
5,625,987	Term Loan, 3.72%, Maturing June 30, 2009	5,668,182
25,686,976	Term Loan, 4.06%, Maturing June 30, 2010	26,028,125
	Medianews Group, Inc.
2,817,115	Term Loan, 4.08%, Maturing August 25, 2010	2,837,657
	Merrill Communications, LLC
6,274,473	Term Loan, 5.08%, Maturing February 9, 2009	6,362,711
	Morris Publishing Group, LLC
4,000,000	Term Loan, 4.06%, Maturing September 30, 2010	4,033,752
6,600,000	Term Loan, 4.31%, Maturing March 31, 2011	6,684,566
	Nebraska Book Co., Inc.
4,118,875	Term Loan, 4.67%, Maturing March 4, 2011	4,183,232
	Newspaper Holdings, Inc.
2,440,000	Revolving Loan, 3.56%, Maturing August 24, 2011	2,431,614
6,700,000	Term Loan, 4.31%, Maturing August 24, 2011	6,708,375
	R.H. Donnelley Corp.
1,025,573	Term Loan, 4.24%, Maturing December 31, 2009	1,036,854
21,622,820	Term Loan, 4.28%, Maturing June 30, 2010	21,975,423
	Source Media, Inc.
1,714,000	Term Loan, 4.69%, Maturing November 8, 2011	1,737,568

	SP Newsprint Co.
$2,418,889	Term Loan, 5.58%, Maturing January 9, 2010	$2,470,290
4,511,111	Term Loan, 6.00%, Maturing January 9, 2010	4,567,500
	Sun Media Corp.
5,270,033	Term Loan, 4.73%, Maturing February 7, 2009	5,323,555
	The Reader’s Digest Association, Inc.
2,156,703	Term Loan, 4.55%, Maturing May 20, 2008	2,187,369
	Transwestern Publishing Co., LLC
5,978,937	Term Loan, 4.20%, Maturing February 25, 2011	6,007,589
1,150,000	Term Loan, 4.56%, Maturing August 24, 2012	1,167,730
	Weekly Reader Corp.
3,500,000	Term Loan, 6.76%, Maturing March 18, 2009	3,497,813
	Xerox Corp.
6,250,000	Term Loan, 4.33%, Maturing September 30, 2008	6,323,244
	Yell Group, PLC
10,000,000	Term Loan, 3.58%, Maturing July 8, 2008	9,981,386
		233,547,981

Radio and Television — 4.5%
	Adams Outdoor Advertising, L.P.
4,477,500	Term Loan, 4.92%, Maturing October 15, 2011	4,554,925
	Block Communications, Inc.
6,028,620	Term Loan, 5.31%, Maturing November 30, 2009	6,085,138
	Canwest Media, Inc.
11,422,713	Term Loan, 4.75%, Maturing August 15, 2009	11,594,054
	Cumulus Media, Inc.
2,775,000	Term Loan, 4.25%, Maturing March 28, 2009	2,807,087
6,417,750	Term Loan, 4.25%, Maturing March 28, 2010	6,516,692
	DirecTV Holdings, LLC
20,416,429	Term Loan, 4.47%, Maturing March 6, 2010	20,743,949

	Emmis Operating Co.
$19,276,688	Term Loan, 4.17%, Maturing November 10, 2011	$19,549,279
	Entravision Communications Co.
1,890,000	Term Loan, 4.31%, Maturing February 27, 2012	1,919,138
	Gray Television, Inc.
5,486,250	Term Loan, 4.31%, Maturing December 31, 2010	5,563,974
	Lin Television Corp.
1,117,857	Term Loan, 4.56%, Maturing December 31, 2007	1,129,175
1,146,429	Term Loan, 4.56%, Maturing December 31, 2007	1,156,938
	NEP Supershooters, L.P.
1,755,000	Term Loan, 6.29%, Maturing February 3, 2011	1,791,197
2,942,625	TERM LOAN, 6.56%, Maturing February 3, 2011	3,005,156
	Nexstar Broadcasting, Inc.
4,868,649	Term Loan, 4.31%, Maturing December 31, 2010	4,889,949
2,658,539	Term Loan, 4.31%, Maturing December 31, 2010	2,680,971
	Radio One, Inc.
6,812,847	Term Loan, 3.07%, Maturing June 30, 2007	6,766,009
	Rainbow National Services, LLC
9,034,757	Term Loan, 5.19%, Maturing March 31, 2012	9,164,632
	Raycom National, LLC
7,525,000	Term Loan, 4.56%, Maturing February 24, 2012	7,619,063
	Sinclair Television Group, Inc.
5,290,000	Term Loan, 4.33%, Maturing June 30, 2009	5,314,800
8,600,000	Term Loan, 4.33%, Maturing December 31, 2009	8,680,625
	Spanish Broadcasting System
493,759	Term Loan, 5.73%, Maturing October 31, 2009	501,166
	Susquehanna Media Co.
17,075,000	Term Loan, 4.17%, Maturing March 31, 2012	17,368,485
		149,402,402

Rail Industries — 0.5%
	Kansas City Southern Industries, Inc.
$5,353,125	Term Loan, 4.30%, Maturing March 30, 2008	$5,440,782
	Railamerica, Inc.
9,140,016	Term Loan, 4.38%, Maturing September 29, 2011	9,307,580
1,080,449	Term Loan, 4.38%, Maturing September 29, 2011	1,099,808
		15,848,170

Retailers (Except Food and Drug) — 2.9%
	Advance Stores Company, Inc.
5,628,772	Term Loan, 4.21%, Maturing September 30, 2010	5,714,965
3,312,545	Term Loan, 4.22%, Maturing September 30, 2010	3,363,270
	Alimentation Couche-Tard, Inc.
2,515,408	Term Loan, 4.28%, Maturing December 17, 2010	2,554,711
	American Achievement Corp.
2,027,278	Term Loan, 6.75%, Maturing March 25, 2011	2,060,221
	Amscan Holdings, Inc.
3,473,772	Term Loan, 5.60%, Maturing April 30, 2012	3,495,483
	Coinmach Laundry Corp.
9,215,000	Term Loan, 5.47%, Maturing July 25, 2009	9,341,706
	CSK Auto, Inc.
16,632,000	Term Loan, 4.85%, Maturing June 20, 2009	16,819,110
	FTD, Inc.
4,376,529	Term Loan, 4.65%, Maturing February 28, 2011	4,447,648
	Harbor Freight Tools USA, Inc.
8,977,500	Term Loan, 4.75%, Maturing July 15, 2010	9,048,198
	Home Interiors & Gifts, Inc.
3,006,805	Term Loan, 7.17%, Maturing March 31, 2011	2,925,621
	Josten’s Corp.
10,379,000	Term Loan, 4.81%, Maturing December 6, 2011	10,547,659
	Oriental Trading Co., Inc.
7,341,314	Term Loan, 5.38%, Maturing August 4, 2010	7,381,082
500,000	Term Loan, 8.63%, Maturing January 8, 2011	508,854

	Rent-A-Center, Inc.
$6,281,244	Term Loan, 4.46%, Maturing June 30, 2010	$6,369,967
	Riddell Bell Holdings, Inc.
997,500	Term Loan, 4.76%, Maturing September 30, 2011	1,015,164
	Savers, Inc.
3,255,915	Term Loan, 6.77%, Maturing August 4, 2009	3,282,370
	Stewert Enterprises, Inc.
1,155,000	Term Loan, 4.46%, Maturing November 19, 2011	1,173,047
	Travelcenters of Ameria, Inc.
7,097,000	Term Loan, 4.32%, Maturing October 1, 2008	7,181,277
		97,230,353

Surface Transport — 0.5%
	Horizon Lines, LLC
1,422,850	Term Loan, 5.39%, Maturing July 7, 2011	1,440,636
	NFIL Holdings Corp.
1,417,619	Term Loan, 4.50%, Maturing February 27, 2010	1,444,199
4,139,625	Term Loan, 4.61%, Maturing February 27, 2010	4,204,306
	Sirva Worldwide, Inc.
8,811,765	Term Loan, 4.58%, Maturing December 31, 2010	8,712,632
		15,801,773

Telecommunications — 4.6%
	Alaska Communications Systems Holdings, Inc.
6,600,000	Term Loan, 4.64%, Maturing February 1, 2012	6,671,155
	American Tower, L.P.
12,705,900	Term Loan, 4.23%, Maturing August 31, 2011	12,891,520
	Cellular South, Inc.
1,990,000	Term Loan, 4.54%, Maturing May 4, 2011	2,021,094
	Centennial Cellular Operating Co., LLC
10,989,000	Term Loan, 4.95%, Maturing February 9, 2011	11,181,308
	Consolidated Communications, Inc.
8,244,667	Term Loan, 4.95%, Maturing October 14, 2011	8,327,113

	D&E Communications, Inc.
$3,341,072	Term Loan, 4.42%, Maturing December 31, 2011	$3,370,307
	Fairpoint Communications, Inc.
8,075,000	Term Loan, 4.75%, Maturing February 8, 2012	8,207,478
	Iowa Telecommunications Service
3,234,000	Term Loan, 4.59%, Maturing November 23, 2005	3,275,098
	Nextel Partners Operation Corp.
10,120,000	Term Loan, 4.94%, Maturing May 31, 2011	10,272,701
	nTelos, Inc.
4,430,000	Term Loan, 5.12%, Maturing February 18, 2011	4,496,450
	Qwest Corp.
22,250,000	Term Loan, 7.39%, Maturing June 4, 2007	23,218,231
	SBA Senior Finance, Inc.
6,780,340	Term Loan, 4.91%, Maturing October 31, 2008	6,887,693
	Spectrasite Communications, Inc.
8,199,000	Term Loan, 4.03%, Maturing May 23, 2012	8,290,386
	Stratos Global Corp.
2,042,000	Term Loan, 4.75%, Maturing December 3, 2010	2,076,459
	Triton PCS, Inc.
5,570,000	Term Loan, 5.75%, Maturing November 18, 2009	5,656,162
	USA Mobility, Inc.
1,235,475	Term Loan, 4.83%, Maturing November 16, 2006	1,244,741
	Valor Telecom Enterprise, LLC
8,895,000	Term Loan, 5.99%, Maturing February 14, 2012	9,052,513
	Viasystems, Inc.
3,250,000	Term Loan, 6.49%, Maturing September 30, 2009	3,283,176
	Westcom Corp.
3,170,000	Term Loan, 5.41%, Maturing December 17, 2010	3,223,494
	Western Wireless Corp.
17,014,500	Term Loan, 5.52%, Maturing May 28, 2011	17,158,068
	Winstar Communications, Inc.
3,852,804	DIP Loan, 0.00%, Maturing December 31, 2005 (2) (3)	1,401,650
		152,206,797

Utilities — 1.7%
	Allegheny Energy Supply Co., LLC
$10,193,661	Term Loan, 4.80%, Maturing October 28, 2011	$10,415,373
	Cogentrix Delaware Holdings, Inc.
2,977,500	Term Loan, 4.83%, Maturing February 26, 2009	2,984,944
	Coleto Creek WLE, L.P.
4,039,700	Term Loan, 4.83%, Maturing June 30, 2011	4,129,753
	Murray Energy Corp.
1,580,000	Term Loan, 5.94%, Maturing January 28, 2010	1,605,675
	NRG Energy, Inc.
4,316,103	Term Loan, 2.45%, Maturing December 20, 2011	4,378,147
5,495,590	Term Loan, 4.52%, Maturing December 20, 2011	5,576,650
	Pike Electric, Inc.
5,504,289	Term Loan, 4.69%, Maturing July 1, 2012	5,602,337
3,413,000	Term Loan, 4.75%, Maturing July 1, 2012	3,468,461
	Plains Resources, Inc.
2,130,743	Term Loan, 4.39%, Maturing July 23, 2010	2,160,708
	Reliant Energy, Inc.
8,570,000	Term Loan, 5.05%, Maturing December 22, 2010	8,711,559
	Texas Genco, LLC
9,124,816	Term Loan, 4.48%, Maturing December 14, 2011	9,281,334
		58,314,941

Total Senior, Floating Rate Interests
(identified cost $2,977,352,898)		3,004,761,273

Corporate Bonds & Notes — 1.1%

Principal
Amount
(000’s omitted)	Security
Automotive — 0.1%
	Key Plastics, LLC, Jr. Sub. Notes
$931	4.00%, 4/26/07 (2)	$939,141
	Key Plastics, LLC, Sr. Sub. Notes
1,691	7.00%, 4/26/07 (2)	1,693,334
		2,632,475

Building and Development — 0.2%
	Assemblies of God Financial Real Estate, Series 2004-1A, Class A, Variable Rate
8,445	4.70%, 6/15/29 (4)	8,444,666
		8,444,666

Financial Intermediaries — 0.0%
	Carlyle High Yield Partners, Series 2004-6A, Class C
1,000	5.22%, 8/15/16 (4)	1,000,000
		1,000,000

Publishing — 0.2%
	Advanstar Communications, Inc., Variable Rate
5,418	10.294%, 8/15/08	5,742,550
		5,742,550

Radio and Television — 0.3%
	Paxson Communications Corp., Variable Rate
10,450	5.41%, 1/15/10 (4)	10,737,375
		10,737,375

Telecommunications — 0.3%
	Rogers Wireless, Inc., Variable Rate
4,150	5.525%, 12/15/10	4,383,438
	Rural Cellular Corp., Variable Rate
4,500	6.99%, 3/15/10	4,747,500
		9,130,938

Total Corporate Bonds & Notes
(identified cost $36,678,852)		37,688,004

Common Stocks — 0.4%

Shares/Rights
33,278	Environmental Systems Products Holdings (2) (5) (6)	$823,963
133,410	Hayes Lemmerz International (2) (5)	1,000,575
52	Knowledge Universe, Inc. (2) (5) (6)	77,104
441,741	Maxim Crane Works Holdings (2) (5)	7,695,128
34,364	Professional Services Industries Holdings, Inc. (2) (5) (6)	234,362
12,592	RoTech Medical Corp (2) (5) (6)	28,962
297,015	Safelite Glass Corp. (2) (5) (6)	0
20,048	Safelite Realty Corp. (2) (5) (6)	150,160
262,175	Thermadyne Holdings Corp. (5)	3,749,102

Total Common Stocks
(identified cost, $12,166,838)		13,759,356

Preferred Stocks — 0.0%

445	Hayes Lemmerz International (2) (5) (6)	14,418
217	Key Plastics, LLC, Series A (2) (5) (6)	214,888

Total Preferred Stocks (identified cost, $239,682)		229,306

Warrants — 0.0%

130	Gentek, Inc., Class B (2) (5) (6)	0
63	Gentek, Inc., Class C (2) (5) (6)	0

Total Warrants (identified cost, $0)		—

Commercial Paper — 6.9%

Principal	Maturity
Amount	Date	Borrower	Rate	Amount
$39,932,000	03/03/05	AIG Funding, Inc.	2.50%	$39,926,454
67,000,000	03/02/05	American Express Co.	2.49%	66,995,366
49,486,000	03/01/05	General Electric Capital Corp.	2.60%	49,486,000
6,118,000	03/15/05	Mid-States Corp. Federal Credit Union	2.52%	6,112,004
67,000,000	03/01/05	Ranger Funding Co., LLC	2.50%	67,000,000

Total Commercial Paper
(at amortized cost)				229,519,824

Short-Term Investments — 0.1%

2,000,000	03/01/05	Investors Bank and Trust Company Time Deposit	2.60%	2,000,000

Total Short-Term Investments
(at amortized cost)				2,000,000

Total Investments — 98.5%
(identified cost $3,257,958,094)				3,287,957,763

Other Assets, Less Liabilities — 1.5%				49,386,274

Net Assets — 100.0%				3,337,344,037

Note:  The Portfolio has made commitments to fund specified amounts under certain existing credit arrangments.  Pursuant to the terms of these arrangements, the Portfolio had unfunded loan commitments of $108,952,042 as of February 28, 2005.

(1)

Senior floating-rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the senior floating-rate interests will have an expected average life of approximately two to three years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London-Interbank Offered Rate (“LIBOR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(3)	Defaulted security.

(4)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2005, the aggregate value of the securities is $20,182,041 or 0.6% of the Portfolio’s net assets.

(5)	Non-income producing security.

(6)	Restricted security.

The Portfolio had the following swap agreements outstanding at February 28, 2005:

The Portfolio had entered into Credit Default Swaps with Credit Suisse First Boston dated February 6, 2004 and February 12, 2004 whereby the Portfolio will receive 2.45% per year times the notional amounts of $5,200,000 and $2,600,000, respectively.  The Portfolio makes payment only upon a default event on underlying loan assets (47 in total, each representing 2.128% of the notional value of the swap).  At February 28, 2005, the Portfolio had sufficient cash segregated to cover potential obligations arising from open swap contracts.

The cost and unrealized appreciation/depreciation in the value of the investments owned at February 28, 2005, as computed on a federal income tax basis, were as follows:

Aggregate cost	$3,257,958,094
Gross unrealized appreciation	$37,635,607
Gross unrealized depreciation	(7,635,938)
Net unrealized appreciation	$29,999,669

At February 28, 2005, the Portfolio owned the following securities (representing less than 0.1% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities).  The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities.  The fair value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

	Date of
Description	Acquisition	Shares/Face	Cost	Fair Value

Common Stocks
Environmental Systems Products Holdings	10/24/00	33,278	$0	$823,963
Knowledge Universe, Inc.	5/14/03	52	52,000	77,104
Professional Services Industries Holdings, Inc.	3/24/03	34,364	343	234,362
RoTech Medical Corp.	6/12/02	12,592	332,429	28,962
Safelite Glass Corp.	9/29/00 - 11/10/00	297,015	0	0
Safelite Realty Corp.	9/29/00 - 11/10/00	20,048	0	150,160
			$384,772	$1,314,551
Preferred Stocks
Hayes Lemmerz International	6/4/03	445	22,250	14,418
Key Plastics, LLC, Series A	4/26/01	217	217,432	214,888
			$239,682	$229,306
Warrants
Gentek, Inc., Class B	11/11/03	130	0	0
Gentek, Inc., Class C	11/11/03	63	0	0
			$—	$—

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Classic Senior Floating Rate

By:	/s/ Scott H. Page
Scott H. Page
President and Principal Executive Officer

Date:	April 14, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Scott H. Page
Scott H. Page
President and Principal Executive Officer

Date:	April 14, 2005

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer and Principal Financial Officer

Date:	April 14, 2005